Accounts receivable	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Trade and other current receivables [abstract]
Accounts receivable
3.	Accounts receivable

	July 31, 2021 $	October 31, 2020 $
Trade receivables	2,877,970	571,300
Harmonized Sales Taxes receivable	378,011	274,998
Other receivables	—	43,931

	3,255,981	890,229

For product sales, the Company estimates the amount of consideration to which it expects to be entitled under provisional pricing arrangements. The amount of consideration for black mass and mixed copper/aluminum sales is based on the mathematical product of: (i) market prices of the constituent metals at the date of settlement, (ii) product weight, and (iii) assay results (ratio of the constituent metals initially estimated by management and subsequently trued up to customer confirmation). Certain adjustments like handling and refining charges are also made per contractual terms with customers. Depending on the contractual terms with customers, the payment of receivables may take up to 12 months from date of shipment. Product sales and the related trade accounts receivables are measured at fair value at initial recognition and are re-estimated at each reporting period end using the market prices of the constituent metals at the respective measurement dates. Changes in fair value are recognized as an adjustment to profit and loss and the related accounts receivable. For the three and nine months ended July 31, 2021, the fair value gain arising from changes in estimates was
$361,141

and
$529,109
, respectively (three and nine months ended July 31, 2020
: Nil).
An insignificant portion of

the receivables relate to services revenue which are initially measured at fair value and subsequently at amortized cost. For the period ended
July
 3
1
, 2021 and 2020, the Company has assessed an allowance for credit loss of $nil for service-related receivables based on its past experience, the credit ratings of its existing customers and economic trends.

4.	Accounts receivable

	2020	2019
	$	$
Trade receivables	571,300	32,446
Harmonized Sales Taxes receivable	274,998	447,436
Investment tax credits receivable	—	342,797
Other receivables	43,931	—

	890,229	822,679

For the years ended October 31, 2020 and 2019, the Company has assessed an allowance for credit loss of $nil based on its past experience, the credit ratings of its existing customers and economic trends.

Aging Summary	2020	2019
	$	$
Current	859,753	821,033
1-30 days	—	303
31-60 days	21,455	367
61-90 days	—	—
91 days and over	9,021	976

	890,229	822,679